Consolidated Statements of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	747	803
Environmental expenditures	(18)	(16)
Adjustments for non-cash items:
Depreciation and amortization (excluding removal costs)	641	597
Regulatory assets and liabilities	(69)	3
Deferred income taxes	10	(2)
Other		8
Changes in non-cash balances related to operations (Note 21)	(55)	11
Net cash from operating activities	1,256	1,404
Financing activities
Long-term debt issued	628	1,185
Long-term debt retired	(776)	(600)
Amount contributed by noncontrolling interest (Note 4)	72
Dividends paid	(287)	(218)
Change in bank indebtedness	(29)	(11)
Other	(3)	(5)
Net cash from (used in) financing activities	(395)	351
Investing activities
Property, plant and equipment (Note 21)	(1,481)	(1,308)
Intangible assets (Note 21)	(23)	(79)
Acquisition of Norfolk Power Inc. (Note 4)	(66)
Proceeds from investment	250
Other	(6)	2
Net cash used in investing activities	(1,326)	(1,385)
Net change in cash and cash equivalents	(465)	370
Cash and cash equivalents, beginning of year	565	195
Cash and cash equivalents, end of year	100	565